RELATED PARTY TRANSACTIONS - Remuneration (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Board of Directors
Transactions with related parties
Remuneration	Rp 175	Rp 427	Rp 168
% of total expenses	0.21%	0.57%	0.24%
Board of Commissioners
Transactions with related parties
Remuneration	Rp 65	Rp 121	Rp 64
% of total expenses	0.08%	0.16%	0.09%